Summary of significant accounting policies - Restricted investments and Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Oct. 01, 2020	Sep. 30, 2020	Dec. 31, 2019
Restricted investments
Investment interest rate		4.00%	5.00%
Restricted investments	$ 487,587			$ 533,590
Restricted investments, long-term	306,601			461,757
Inventories
Fossil fuels inventories	83,547			74,257
Spare parts	$ 196,742			$ 203,472